Related Party Transactions and Commitments - Schedule of Purchase Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Remaining 2023	$ 0	$ 31,236	$ 42,469
2024	12,360	16,592	17,572
2025	7,466	10,803	10,061
2026	3,619		835
2027	195		859
Thereafter			531
Purchase obligation	$ 23,745	$ 58,631	$ 72,327